Income Taxes (Misc) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Miscellaneous Income Tax Information [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unutilized Tax Losses	148,042,000	136,884,000
Foreign tax credits available for carryforward	14,567,000	14,567,000
Foreign Tax Credit Carryforward, Valuation Allowance	14,567,000	14,567,000
Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2015
Foreign Tax Credit Carryforwards, Expiration Dates	2018
Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2031
Foreign Tax Credit Carryforwards, Expiration Dates	2019
Canada | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2000
Canada | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2014
UNITED STATES
Miscellaneous Income Tax Information [Line Items]
Unutilized Tax Losses	62,261,000	64,226,000
Unutilized Loss Carryforwards, Valuation Allowance	$ 1,667,000	$ 3,250,000
UNITED STATES | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	1997
UNITED STATES | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2014